Dreyfus Emerging Markets Debt U.S. Dollar Fund

Incorporated herein by reference is a supplement to the above referenced Fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 25, 2016 (SEC Accession No. 0001591556-16-000059).